Related parties transactions - Schedule of related parties transactions (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Apr. 08, 2019	Dec. 31, 2019
Related Party [Abstract]
Contract manufacturing revenues from former parent	$ 47	$ 47
Purchases from former parent	$ 19	$ 19